Related Party Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Related Party Transaction
Monthly rental obligation under the lease	$ 12,000.000
FJM Investments, LLC
Related Party Transaction
Area of real estate property	3,707